Shareholder Report, Holdings (Details) - Cargile Fund	Dec. 31, 2025
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.22%
Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	36.78%